Retirement and Other Employee Benefits (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jan. 01, 2016 pension_plan
Pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	$ 0
Pension costs under the defined benefit plan	0	$ 72,000	$ 339,000
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under the defined benefit plan	0	3,000	13,000
Subsequent Event | Pension plan
Retirement and Other Employee Benefits
Number of pension plans | pension_plan				2
Pension plan
Retirement and Other Employee Benefits
Amount expensed under the defined contribution plan	$ 9,000	$ 16,000	$ 41,000